Stockholders' Equity (Reclassifications Out Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	$ 75.7	$ 24.7
Tax	6.8	(0.3)
Net Amount	82.5	24.4
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount	80.5	15.8	$ 8.4
Foreign Currency Translation Adjustments [Member] | Other Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	73.4	15.8
Tax	7.1
Net Amount	80.5	15.8
Changes In Benefit Plan Net Gain (Loss) And Prior Service (Cost) Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount	2.0	8.1	(0.2)
Changes In Benefit Plan Net Gain (Loss) And Prior Service (Cost) Credit [Member] | Operating Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	2.3	8.1
Tax	(0.3)
Net Amount	2.0	8.1
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Amount	$ 0.0	0.5	$ 0.8
Unrealized Net Gains (Losses) On Available For Sale Securities [Member] | Other Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount		0.8
Tax		(0.3)
Net Amount		$ 0.5